Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2023
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2023 and September 30, 2023 consists of the following:

	Millions of yen

	March 31, 2023	September 30, 2023

Equity securities *	¥589,312	¥751,872
Trading debt securities	2,179	2,259
Available-for-sale debt securities	2,234,608	2,318,317
Held-to-maturity debt securities	114,759	115,515

Total	¥2,940,858	¥3,187,963

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥151,281 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥196,899 million as of March 31, 2023 and September 30, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,401 million as of March 31, 2023 and September 30, 2023, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2023 and September 30, 2023, and for the six and three months ended September 30, 2022 and 2023.

	Millions of yen

	March 31, 2023			Six months ended September 30, 2022		Three months ended September 30, 2022

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥67,820	¥(14,062)	¥1,742	¥(368)	¥896	¥(278)	¥27

	Millions of yen

	September 30, 2023			Six months ended September 30, 2023		Three months ended September 30, 2023

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥76,756	¥(14,126)	¥1,947	¥(90)	¥956	¥(3)	¥832

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2023 and September 30, 2023 are as follows:
March 31, 2023

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥962,969	¥0	¥2,863	¥(164,537)	¥801,295
Japanese prefectural and foreign municipal bond securities	389,150	(144)	1,146	(20,906)	369,246
Corporate debt securities	851,525	0	6,270	(73,407)	784,388
CMBS and RMBS in the Americas	45,292	0	62	(2,181)	43,173
Other asset-backed securities and debt securities	239,922	0	5,735	(9,151)	236,506

	2,488,858	(144)	16,076	(270,182)	2,234,608

Held-to-maturity debt securities:
Japanese government bond securities and other	114,759	0	14,919	0	129,678

	¥2,603,617	¥(144)	¥30,995	¥(270,182)	¥2,364,286

September 30, 2023
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,073,621	¥0	¥962	¥(262,776)	¥811,807
Japanese prefectural and foreign municipal bond securities	404,890	(246)	390	(35,223)	369,811
Corporate debt securities	892,807	0	8,971	(98,969)	802,809
CMBS and RMBS in the Americas	70,307	0	198	(2,312)	68,193
Other asset-backed securities and debt securities	267,633	(222)	5,456	(7,170)	265,697

	2,709,258	(468)	15,977	(406,450)	2,318,317

Held-to-maturity debt securities:
Japanese government bond securities and other	115,515	0	10,098	(1,493)	124,120

	¥2,824,773	¥(468)	¥26,075	¥(407,943)	¥2,442,437

Summary of rollforwards of allowance for credit losses
The following table presents rollforwards of the allowance for credit losses for the six months ended September 30, 2022 and 2023, respectively:

	Millions of yen
	Six months ended September 30, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(5)	(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	24	0	24

Ending	¥156	¥16	¥172

	Millions of yen
	Six months ended September 30, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	212	292
Increase (Decrease) from the effects of changes in foreign exchange rates	22	10	32

Ending	¥246	¥222	¥468

The following table presents rollforwards of the allowance for credit losses for the three months ended September 30, 2022 and 2023, respectively:

	Millions of yen
	Three months ended September 30, 2022
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥147	¥16	¥163
Increase (Decrease) from the effects of changes in foreign exchange rates	9	0	9

Ending	¥156	¥16	¥172

	Millions of yen
	Three months ended September 30, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥238	¥216	¥454
Increase (Decrease) from the effects of changes in foreign exchange rates	8	6	14

Ending	¥246	¥222	¥468

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and September 30, 2023, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	194,280	(19,542)	292,001	(21,050)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,371,327	¥(259,069)	¥1,743,954	¥(270,326)

September 30, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥149,069	¥(13,479)	¥628,120	¥(249,297)	¥777,189	¥(262,776)
Japanese prefectural and foreign municipal bond securities	107,381	(3,827)	231,641	(31,642)	339,022	(35,469)
Corporate debt securities	158,052	(3,540)	475,625	(95,429)	633,677	(98,969)
CMBS and RMBS in the Americas	7,409	(34)	35,761	(2,278)	43,170	(2,312)
Other asset-backed securities and debt securities	2,856	(231)	145,796	(7,107)	148,652	(7,338)

	¥424,767	¥(21,111)	¥1,516,943	¥(385,753)	¥1,941,710	¥(406,864)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2023 and September 30, 2023, respectively:
March 31, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥2,588	¥(207)	¥662,897	¥(164,330)	¥665,485	¥(164,537)
Japanese prefectural and foreign municipal bond securities	97,721	(1,508)	190,805	(19,398)	288,526	(20,906)
Corporate debt securities	191,669	(6,570)	401,994	(66,837)	593,663	(73,407)
CMBS and RMBS in the Americas	16,691	(672)	23,653	(1,509)	40,344	(2,181)
Other asset-backed securities and debt securities	63,958	(2,300)	88,503	(6,851)	152,461	(9,151)

	¥372,627	¥(11,257)	¥1,367,852	¥(258,925)	¥1,740,479	¥(270,182)

September 30, 2023

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥149,069	¥(13,479)	¥628,120	¥(249,297)	¥777,189	¥(262,776)
Japanese prefectural and foreign municipal bond securities	106,003	(3,743)	227,748	(31,480)	333,751	(35,223)
Corporate debt securities	158,052	(3,540)	475,625	(95,429)	633,677	(98,969)
CMBS and RMBS in the Americas	7,409	(34)	35,761	(2,278)	43,170	(2,312)
Other asset-backed securities and debt securities	2,856	(231)	145,267	(6,939)	148,123	(7,170)

	¥423,389	¥(21,027)	¥1,512,521	¥(385,423)	¥1,935,910	¥(406,450)